Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
We hold investments in Zebra (ownership 29%), Neovasc (5%), ChromaDex Corporation (1%), MabVax (2%), COCP (9%), NIMS 1% and BioCardia (5%). These investments were considered related party transactions as a result of our executive management’s ownership interests and/or board representation in these entities. See further discussion of our investments in Note 4.
In December 2017, Sevion and Eloxx completed their acquisition transaction, and the combined company is known as Eloxx Pharmaceuticals, Inc. following completion of the transaction. Subsequent to the acquisition transaction in December 2017, Eloxx Pharmaceuticals, Inc. is not a related party of OPKO. In June 2017, we invested $1.5 million in Eloxx for 99,915 Preferred C Shares and in July 2017, we invested an additional $1.5 million in Sevion for 10,000,000 shares of Sevion common stock. An entity controlled by Dr. Frost also made an investment in Eloxx. Previously, in November 2016, we made a $0.2 million loan to Sevion, and in February 2017, we entered into an agreement with Sevion pursuant to which we delivered $0.3 million cash to Sevion in exchange for a promissory note. The loan and promissory note were converted into 4.1 million shares of Sevion common stock in August 2017. In September 2017, we converted 66,667 shares of Series C Preferred Stock of Sevion into 1,250,006 shares of common stock. The agreements with Sevion were considered related party transactions as a result of our executive management’s ownership interests and board representation in Sevion. Steve Rubin, a member of our Board of Directors and Executive Vice President, serves as a director of Eloxx.
In November 2017, we invested an additional $3.0 million in Neovasc for 2,054,794 shares of its common stock, 2,054,794 Series A warrants, 2,054,794 Series B warrants and 822,192 Series C warrants.
In July 2017, we invested an additional $0.1 million in MabVax for 152,143 shares of common stock and in May 2017, we invested an additional $0.5 million in MabVax for 285,714 shares of Series G Preferred Stock and 322,820 shares of Series I Preferred Stock. We had also invested an additional $1.0 million in MabVax in August 2016 for 207,900 shares of its common stock and warrants to purchase 415,800 shares of its common stock.
In April 2017, we invested an additional $1.0 million in COCP for 4,166,667 shares of its common stock, and in August 2016, we had invested an additional $2.0 million in COCP for 4,878,050 shares of its common stock.
In January 2016, we invested an additional $0.3 million in ARNO for 714,285 shares of its common stock, and in August 2016, we had invested an additional $0.3 million in ARNO for 714,285 shares of its common stock and warrants to purchase 357,142 shares of its common stock.
In October 2016, we entered into a consulting agreement to provide strategic advisory services to BioCardia. In connection with the consulting agreement, BioCardia granted us 418,977 common stock options, after adjusting for a 1-for-12 reverse stock split in 2017. In December 2016, we purchased 1,602,564 shares of BioCardia, after adjusting for the reverse stock split, from Dr. Frost for $2.5 million. We have also purchased shares of BioCardia in the open market. BioCardia is a related party as a result of our executive management’s ownership interest and board representation in BioCardia and its predecessor, Tiger X Medical, Inc. In October 2016, BioCardia completed its merger with Tiger X Medical, Inc., to which Tiger X Medical, Inc. was the surviving entity and the name of the issuer was changed to BioCardia.
In November 2016, we entered into a Pledge Agreement with the Museum of Science, Inc. and the Museum of Science Endowment Fund, Inc. pursuant to which we will contribute an aggregate of $1.0 million over a four-year period for constructing, equipping and the general operation of the Frost Science Museum. Dr. Frost and Mr. Pfenniger serve on the Board of Trustees of the Frost Science Museum and Mr. Pfenniger is the Vice Chairman of the Board of Trustees.
We lease office space from Frost Real Estate Holdings, LLC (“Frost Holdings”) in Miami, Florida, where our principal executive offices are located. Effective January 1, 2017, we entered into an amendment to our lease agreement with Frost Holdings. The lease, as amended, is for approximately 29,500 square feet of space. The lease provides for payments of approximately $81 thousand per month in the first year increasing annually to $86 thousand per month in the third year, plus applicable sales tax. The rent is inclusive of operating expenses, property taxes and parking.
Our wholly-owned subsidiary, BioReference, purchases and uses certain products acquired from InCellDx, Inc., a company in which we hold a 29% minority interest.
We reimburse Dr. Frost for Company-related use by Dr. Frost and our other executives of an airplane owned by a company that is beneficially owned by Dr. Frost. We reimburse Dr. Frost for out-of-pocket operating costs for the use of the airplane by Dr. Frost or Company executives for Company-related business. We do not reimburse Dr. Frost for personal use of the airplane by Dr. Frost or any other executive. For the years ended December 31, 2017, 2016, and 2015, we recognized approximately $361 thousand, $298 thousand, and $595 thousand, respectively, for Company-related travel by Dr. Frost and other OPKO executives.